Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - Colonnade Acquisition Corp.	7 Months Ended
Dec. 31, 2020 USD ($)
Sale of Public Units	$ 20,000,000
Sale of Private Placement Warrants	$ 6,000,000